Strategy Shares Gold Enhanced Yield ETF	July 31, 2026 (Unaudited)

Portfolio of Investments*

Principal Amount		Value
U.S. Treasury Obligations — 21.2%
$7,000,000	U.S. Treasury Bill, 3.78%^, 2/18/27(a)	$6,854,451
11,200,000	U.S. Treasury Bill, 3.80%^, 3/18/27(a)(b)	10,934,813
Total U.S. Treasury Obligations (Cost $17,807,612)		$17,789,264

Shares		Value
Exchange-Traded Funds — 79.0%
224,741	iShares 5-10 Year Investment Grade Corporate Bond ETF	11,751,707
233,571	iShares Broad USD Investment Grade Corporate Bond ETF	11,753,293
185,806	iShares iBoxx USD Investment Grade Corporate Bond ETF	19,741,887
156,165	Schwab 5-10 Year Corporate Bond ETF	3,476,233
486,323	State Street SPDR Portfolio Intermediate Term Corporate Bond ETF	16,111,881
42,774	Vanguard Intermediate-Term Corporate Bond ETF	3,475,815
Total Exchange-Traded Funds (Cost $67,137,174)		$66,310,816
Total Investments — 100.2% (Cost $84,944,786)		$84,100,080
Net other assets (liabilities) — (0.2)%		(203,828)

Net Assets — 100.0%		$83,896,252

*	Portfolio of Investments is presented on a consolidated basis.

^	Reflects the effective yield in effect at July 31, 2026.

(a)	All or a portion held by Subsidiary.

(b)	Held as collateral for total return swap agreements.

ETF — Exchange-Traded Fund

SPDR — Standard and Poor’s Depositary Receipts

USD — United States Dollar

Total Return Swap Agreements*

Pay/ Receive(a)	Financing Rate	Description	Counterparty	Payment Frequency	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Receive	Effective Federal Funds Rate(b) + 40 bps	BNP Paribas Rolling Futures G0 GC Index	BNP Paribas SA	Monthly	1/12/27	$69,270,909	$6
Receive	Effective Federal Funds Rate(b)	GOLY BCKTGOLY Equity Index	BNP Paribas SA	Monthly	1/11/27	15,710,074	10
							$16

*	All or a portion held by the Subsidiary

(a)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(b)	The Effective Federal Funds Rate at July 31, 2026 was 3.63%.

Strategy Shares Nasdaq 7HANDL™ Index ETF	July 31, 2026 (Unaudited)

Portfolio of Investments

Principal Amount		Value
U.S. Treasury Obligations — 1.4%
$2,000,000	U.S. Treasury Bill, 3.88%^, 5/13/27+	$1,940,194
7,000,000	U.S. Treasury Bill, 3.82%^, 1/21/27+	6,872,972
Total U.S. Treasury Obligations (Cost $8,827,635)		$8,813,166

Shares		Value
Exchange-Traded Funds — 97.3%
375,937	Dimensional Core Fixed Income ETF	15,601,386
648,068	Global X MLP & Energy Infrastructure ETF	48,656,945
1,279,308	Global X U.S. Preferred ETF	23,692,784
151,497	Invesco Nasdaq 100 ETF	42,917,585
443,269	Invesco Taxable Municipal Bond ETF	11,649,109
19,636	iShares Core S&P 500 ETF	14,733,284
732,233	iShares Core U.S. Aggregate Bond ETF	71,297,527
493,768	JPMorgan Equity Premium Income ETF	28,357,096
302,994	Schwab High Yield Bond ETF	7,880,874
3,136,549	Schwab U.S. Aggregate Bond ETF	71,387,856
1,346,640	Schwab U.S. REIT ETF	32,696,419
176,747	State Street SPDR Portfolio S&P 500 ETF	15,536,061
791,151	State Street Utilities Select Sector SPDR ETF	35,087,547
168,330	Vanguard Dividend Appreciation ETF	40,259,486
241,273	Vanguard Intermediate-Term Corporate Bond ETF	19,605,844
84,165	Vanguard MBS ETF	3,876,640
22,444	Vanguard S&P 500 ETF	15,411,173
987,536	Vanguard Total Bond Market ETF	71,329,725
740,652	WisdomTree U.S. Efficient Core Fund ETF	43,313,329
Total Exchange-Traded Funds (Cost $566,271,283)		$613,290,670
Total Investments — 98.7% (Cost $575,098,918)		$622,103,836
Net other assets (liabilities) — 1.3%		7,948,960

Net Assets — 100.0%		$630,052,796

^	Reflects the effective yield or interest rate in effect at July 31, 2026.

+	All or a portion of this security has been pledged as collateral for amounts owed by the Fund for swap agreements.

ETF — Exchange-Traded Fund

MBS — Mortgage-Backed Security

MLP — Master Limited Partnership

REIT — Real Estate Investment Trust

S&P — Standard and Poor’s

SPDR — Standard and Poor’s Depositary Receipts

Total Return Swap Agreements

Pay/ Receive(a)	Financing Rate	Description	Counterparty	Payment Frequency	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Receive	Effective Federal Funds Rate(b) + 105 bps	Nasdaq 7HANDL™ Index	Canadian Imperial Bank of Commerce	Monthly	3/31/27	$54,717,209	$(599,248)
Receive	Effective Federal Funds Rate(b) + 95 bps	Nasdaq 7HANDL™ Index	BNP Paribas SA	Monthly	1/14/27	129,743,990	(1,138,300)
							$(1,737,548)

(a)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(b)	The Effective Federal Funds Rate at July 31, 2026 was 3.63%.

SA — Societe Anonyme (French public limited company)

Strategy Shares Newfound/ReSolve Robust Momentum ETF	July 31, 2026 (Unaudited)

Portfolio of Investments

Shares		Value
Exchange-Traded Funds — 99.7%
6,808	iShares 1-3 Year Treasury Bond ETF	$558,256
740	iShares 7-10 Year Treasury Bond ETF	68,783
98,198	iShares Core MSCI EAFE ETF	9,647,954
7,992	iShares Core MSCI Emerging Markets ETF	620,259
18,796	iShares Core S&P 500 ETF	14,103,014
Total Exchange-Traded Funds (Cost $23,506,301)		$24,998,266
Total Investments — 99.7% (Cost $23,506,301)		$24,998,266
Net other assets (liabilities) — 0.3%		81,492

Net Assets — 100.0%		$25,079,758

ETF — Exchange-Traded Fund

MSCI — Morgan Stanley Capital International

MSCI EAFE — Morgan Stanley Capital International Europe, Australasia and Far East

S&P — Standard and Poor’s

Monopoly ETF	July 31, 2026 (Unaudited)

Portfolio of Investments

Shares		Value
Common Stocks — 99.7%
Communication Services — 18.4%
4,473	Alphabet, Inc., Class C	$1,595,295
95	Live Nation Entertainment, Inc.†	16,542
986	Meta Platforms, Inc., Class A	548,916
1,610	Netflix, Inc.†	115,453
5,245	Space Exploration Technologies Corp., Class A†	568,401
418	T-Mobile US, Inc.	72,193
		2,916,800
Consumer Discretionary — 10.9%
3,945	Amazon.com, Inc.†	1,071,383
114	D.R. Horton, Inc.	16,308
388	Home Depot, Inc. (The)	128,801
90	Lennar Corp., Class A	7,412
214	Lowe’s Cos, Inc.	44,471
110	Mobility Global, Inc.†	2,242
16	Pool Corp.	2,971
1,546	Tesla, Inc.†	481,130
		1,754,718
Consumer Staples — 3.2%
170	Costco Wholesale Corp.	161,821
3,076	Walmart, Inc.	342,052
		503,873
Financials — 6.2%
263	American Express Co.	88,434
83	Aon plc, Class A	29,926
230	Apollo Global Management, Inc.	28,886
125	Ares Management Corp., Class A	16,011
64	Blackrock, Inc.	69,786
492	Blackstone, Inc.	62,853
41	Cboe Global Markets, Inc.	12,719
135	CME Group, Inc., Class A	36,152
170	Fiserv, Inc.†	9,170
211	Intercontinental Exchange, Inc.	32,173
29	Jack Henry & Associates, Inc.	4,467
340	Mastercard, Inc., Class A	194,854
67	Moody’s Corp.	32,051
26	MSCI, Inc., Class A	14,878
210	Nasdaq, Inc.	19,780
114	S&P Global, Inc.	46,960
751	Visa, Inc., Class A	274,963
		974,063
Health Care — 7.6%
652	Abbott Laboratories	68,917
674	AbbVie, Inc.	169,134
108	Agilent Technologies, Inc.	14,944
209	Amgen, Inc.	80,498
569	Boston Scientific Corp.†	26,589
72	Cencora, Inc.	22,416
104	Cigna Group (The)	29,021
361	Eli Lilly & Co.	414,731
87	HCA Healthcare, Inc.	35,025
30	IDEXX Laboratories, Inc.†	16,772
139	Intuitive Surgical, Inc.†	49,113
63	IQVIA Holdings, Inc.†	14,806
31	Lantheus Holdings, Inc.†	3,089
146	Stryker Corp.	47,552
353	UnitedHealth Group, Inc.	146,284
98	Vertex Pharmaceuticals, Inc.†	46,756
28	West Pharmaceutical Services, Inc.	9,547
158	Zoetis, Inc., Class A	12,212
		1,207,406
Shares		Value
Common Stocks — 99.7% (continued)
Industrials — 4.2%
50	A.O. Smith Corp.	$3,007
145	Automatic Data Processing, Inc.	38,637
31	Axon Enterprise, Inc.†	16,361
48	Broadridge Financial Solutions, Inc.	7,390
188	Caterpillar, Inc.	153,184
149	Cintas Corp.	30,490
348	Copart, Inc.†	10,134
702	CSX Corp.	35,381
109	Deere & Co.	64,601
41	Equifax, Inc.	7,077
89	Lockheed Martin Corp.	51,864
54	Northrop Grumman Corp.	29,294
83	Old Dominion Freight Line, Inc.	17,608
50	Parker-Hannifin Corp.	48,827
119	Republic Services, Inc., Class A	25,055
197	Rollins, Inc.	7,480
22	TransDigm Group, Inc.	27,596
795	Uber Technologies, Inc.†	55,936
154	Waste Management, Inc.	34,889
		664,811
Information Technology — 48.2%
148	Adobe, Inc.†	37,061
658	Advanced Micro Devices, Inc.†	313,307
4,538	Apple, Inc.	1,401,834
322	Applied Materials, Inc.	163,470
134	AppLovin Corp., Class A†	53,051
153	ASML Holding NV NYS	249,237
76	Autodesk, Inc.†	17,799
1,770	Broadcom, Inc.	689,025
110	Cadence Design Systems, Inc.†	37,402
1,513	Cisco Systems, Inc.	175,493
285	Fortinet, Inc.†	46,156
99	Intuit, Inc.	31,291
547	KLA Corp.	100,003
506	Lam Research Corp.	148,268
2,733	Microsoft Corp.	1,270,079
7,932	NVIDIA Corp.	1,592,348
1,131	Oracle Corp.	146,882
918	Palantir Technologies, Inc., Class A†	112,969
416	Qualcomm, Inc.	61,406
308	Salesforce, Inc.	56,678
381	ServiceNow, Inc.†	42,379
73	Synopsys, Inc.†	28,379
1,910	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	772,118
360	Texas Instruments, Inc.	99,266
32	VeriSign, Inc.	9,281
		7,655,182
Materials — 0.8%
180	Linde plc	86,108
95	Sherwin-Williams Co. (The)	32,381
48	Vulcan Materials Co.	12,891
		131,380

Monopoly ETF (Continued)	July 31, 2026 (Unaudited)

Portfolio of Investments

Shares		Value
Common Stocks — 99.7% (continued)
Real Estate — 0.2%
161	CoStar Group, Inc.†	$4,630
38	Equinix, Inc.	38,733
		43,363
Total Common Stocks (Cost $13,700,476)		$15,851,596
Total Investments — 99.7% (Cost $13,700,476)		$15,851,596
Net other assets (liabilities) — 0.3%		48,562

Net Assets — 100.0%		$15,900,158

ADR — American Depositary Receipt

NV — Naamloze Vennootschap (Dutch stock company)

NYS — New York Shares

PLC — Public Limited Company

S&P — Standard and Poor’s

†	Non-income producing security